Insurance Contract Liabilities and Reinsurance Assets - Summary of Gross Claims and Benefits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ 30,133	$ 28,660
Death, disability and other claims [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	18,064	15,752
Maturity and surrender benefits [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	8,613	8,433
Annuity payments [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	3,560	4,030
Policyholder dividends and experience rating refunds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	1,411	1,445
Net transfers from segregated funds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ (1,515)	$ (1,000)